Investment Risks - Short Duration Preferred and Income Fund	Apr. 30, 2026
Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment RiskAn investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market RiskYour investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account any reinvestment of Fund dividends and distributions.
Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities RiskThere are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate RiskInterest rate risk is the risk that preferred securities and other fixed income investments will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. Interest rate risk is discussed in more detail under “Preferred Securities Risk—Interest Rate Risk” and “Debt Securities Risk—Interest Rate Risk.”
Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration RiskDuration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations.
Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities RiskDebt securities generally present various risks, including many of the risks described above under “Preferred Securities Risk.” These include interest rate risk, credit risk, call risk, prepayment and extension risk, convertible securities risk, and liquidity risk.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration RiskBecause the Fund typically invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition, than a fund that does not concentrate its investments in the financials sector. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.
Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities RiskBelow investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic condition could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity RiskLiquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, due to changes in market structure and regulation over the past several years, dealers tend to hold lower inventories of securities than they had in the past, which can limit the ability and willingness of these dealers to make markets and provide liquidity. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Contingent Capital Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Contingent Capital Securities RiskCoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common stock of the issuer under certain circumstances, such as an adverse event, the Fund could experience a reduced income rate, potentially to zero, as a result of the issuer’s common stock not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (e.g., such as a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common stock received by the Fund may have declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV. Further, the issuer’s common stock would be subordinate to the issuer’s other security classes and therefore worsen the Fund’s standing in a bankruptcy proceeding. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the issuer’s equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund. See “Below Investment Grade Securities Risk” above.
Foreign Non US and Emerging Market Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign (Non-U.S.) and Emerging Market Securities RiskRisks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts, instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health emergencies (including epidemics and pandemics), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets, exchanges and economies and, in some countries, less mature governments and governmental institutions. Foreign securities markets and exchanges may be less liquid, more volatile and less subject to governmental supervision than in the United States. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund, and the Fund may be limited in its ability to enforce contractual rights or obligations. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.
Foreign Currency and Currency Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency and Currency Hedging RiskAlthough the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. In particular, Russia’s military invasion of Ukraine has weakened a number of Euro-area currencies and increased volatility of currencies in general. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.
Derivatives and Hedging Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives and Hedging Transactions RiskThe Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks and managing the Fund’s duration, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially. The U.S. government has enacted legislation that provides for regulation of the derivatives market including minimum margin and capital, clearing and trade execution requirements. The European Union, United Kingdom and some other jurisdictions have implemented and continue to implement similar requirements, which affect the Fund when it enters into a derivatives transaction with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These regulations have the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objectives through the use of such instruments. Rule 18f-4 under the Investment Company Act of 1940 (the “1940 Act”), requires that, among other things, the Fund limit its use of derivatives to maintain its status as a “limited derivatives user.” If the Fund were not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program. Rule 18f-4 may curtail the Fund’s ability to use derivative instruments as part of the Fund’s investment strategy.
Rule 144A Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rule 144A Securities RiskRule 144A securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers (“QIBs”). Institutional markets for Rule 144A securities exist or may develop and may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of QIBs interested in purchasing Rule 144A securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A securities at a desirable time or price.
Regulation S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulation S Securities RiskRegulation S securities are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than publicly traded securities or may not be able to sell them at the price desired. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded or otherwise offered in the United States. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in losses to the Fund.
Inflation Deflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation/Deflation RiskInflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Fund shares. Recently, inflation rates in the U.S. and elsewhere have been relatively high. There can be no assurance inflation rates will not remain high or rise or that efforts to slow or reverse inflation will not harm the economy and asset values. Periods of high or increasing inflation may give rise to higher interest rates, the risks of which are discussed in greater detail under “Preferred Securities Risk—Interest Rate Risk” and “Debt Securities Risk—Interest Rate Risk.”
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risk Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.Recent examples include the ongoing conflicts in Ukraine and the Middle East, and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.
Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund. Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. These regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cyber Security RiskWith the increased use of technologies such as the Internet and artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. Each of the Fund and the Advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholder Concentration Risk The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired. Rule 12d1-4 and other applicable rules under Section 12(d)(1) of the 1940 Act permit an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions. This could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management RiskAs an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objectives or negatively affect the Fund’s investment performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.